CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 28, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 396,295		$ 172,854
Total current assets	510,878		172,854
Total assets	288,026,701		209,896
Current Liabilities
Accrued expenses	208,913		1,000
Total current liabilities	208,913		186,000
Long-Term Liabilities
Total liabilities	18,646,412		186,000
COMMITMENTS AND CONTINGENCIES
Stockholders' Deficit
Additional paid-in capital			24,281
Accumulated deficit	(18,120,430)		(1,104)
Total stockholders' deficit	(18,119,711)		23,896		$ 0
Total liabilities, convertible preferred stock, and stockholders' deficit	$ 288,026,701		209,896
ENERGY VAULT HOLDINGS, INC
Current Assets
Cash and cash equivalents		$ 116,290,730	10,051,151			$ 14,659,712
Inventory		81,015
Prepaid expenses and other current assets		2,033,044	749,922			424,950
Total current assets		118,404,789	10,801,073			15,084,662
Inventory, long-term			14,629,896			7,492,209
Property and equipment, net		12,006,392	2,825,759			1,242,596
Intangible assets-under development		178,366
Right-of-Use assets, net		1,154,500	1,356,523			1,613,718
Loans receivable from related party			406,536			389,793
Other assets		339,263	363,029			338,012
Derivative Asset-Series B Preferred Stock Tranche Rights						12,527,000
Total assets		132,083,310	30,382,816			38,687,990
Current Liabilities
Accounts payable		1,900,325	2,057,518			1,101,396
Accrued expenses		1,052,970	1,417,491			801,428
Long-term finance leases, current portion		47,493	30,133			27,013
Long-term operating leases, current portion		461,523	394,262			368,363
Derivative liability-Series B Preferred Stock Tranche Rights						604,000
Total current liabilities		3,462,311	3,899,404			2,902,200
Long-Term Liabilities
Deferred pension obligation		552,080	833,487			568,389
Deferred revenue		1,500,000	1,500,000			1,500,000
Long-term finance leases		41,475	63,152			85,151
Long-term operating leases		726,961	875,997			1,147,879
Notes payable, net of current portion			795,667
Total long-term liabilities		2,820,516	4,068,303			3,301,419
Total liabilities		6,282,827	7,967,707			6,203,619
COMMITMENTS AND CONTINGENCIES
Convertible preferred stock, $0.0001 par value; 12,658,321 shares authorized, 12,658,312 shares issued and outstanding at September 30, 2021; 13,191,776 shares authorized, 9,419,740 shares issued and outstanding at December 31, 2020; liquidation preference of $171,347,526 and $49,028,024 as of September 30, 2021 and December 31, 2020, respectively		182,856,927	62,041,682			46,533,769
Stockholders' Deficit
Common stock, $0.0001 par value; 17,800,000 shares authorized, 3,038,093 shares issued and outstanding at September 30, 2021; 17,800,000 shares authorized, 2,148,210 shares issued and outstanding at December 31, 2020		303	215			215
Additional paid-in capital		660,666	98,499			70,355
Accumulated deficit		(56,216,893)	(37,627,611)			(13,456,610)
Accumulated other comprehensive loss		(1,500,520)	(2,097,676)			(663,358)
Total stockholders' deficit		(57,056,444)	(39,626,573)	$ (28,259,844)		(14,049,398)	$ (3,501,643)
Total liabilities, convertible preferred stock, and stockholders' deficit		$ 132,083,310	$ 30,382,816			$ 38,687,990